Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

Supplement, dated October 14, 2021, to
the Consultant VUL Variable Universal Life Prospectus
the Consultant SL Variable Universal Life Prospectus

This supplement amends certain disclosure contained in the above-referenced prospectus and statement of additional information for certain variable life policies issued by Lincoln Benefit Life Company.

This supplement amends the supplement dated August 20, 2021 related to the name changes shown below.

Effective December 6, 2021, Wells Fargo VT Discovery Fund changed its name to "Allspring VT Discovery Fund". This date for the name change replaces the previously announced date of October 11, 2021.

Effective December 6, 2021, Wells Fargo VT Opportunity FundSM changed its name to "Allspring VT Opportunity FundSM ". This date for the name change replaces the previously announced date of October 11, 2021.

For future reference, please keep this supplement together with your prospectus.

Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

Supplement, dated October 14, 2021, to
the Consultant VUL Variable Universal Life Prospectus
the Consultant SL Variable Universal Life Prospectus

This supplement amends certain disclosure contained in the above-referenced prospectus and statement of additional information for certain variable life policies issued by Lincoln Benefit Life Company.

This supplement amends the supplement dated August 20, 2021 related to the name changes shown below.

Effective December 6, 2021, Wells Fargo VT Discovery Fund changed its name to "Allspring VT Discovery Fund". This date for the name change replaces the previously announced date of October 11, 2021.

Effective December 6, 2021, Wells Fargo VT Opportunity FundSM changed its name to "Allspring VT Opportunity FundSM ". This date for the name change replaces the previously announced date of October 11, 2021.

For future reference, please keep this supplement together with your prospectus.